Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 76.5% of Net Assets

Non-Convertible Bonds — 73.7%
	ABS Car Loan — 0.7%
$710,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	$715,538
900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	911,150
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	733,209
3,020,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,011,743
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,049,076
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	960,728
2,650,000	Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028(a)	2,501,284
90,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	90,782
647,500	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	650,489
200,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	200,560
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,831,214
3,211,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G, 11.049%, 1/16/2034(a)	3,194,255
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	177,369
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	244,088
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	205,718
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,564,652
		19,041,855
	ABS Credit Card — 0.7%
6,145,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	6,185,946
4,285,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	4,288,107
8,985,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	8,843,262
		19,317,315
	ABS Home Equity — 1.2%
4,805,000	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	4,799,532
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,357,149
5,350,000	CoreVest American Finance Trust, Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,702,913
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,942,932
8,288,740	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	8,140,875
4,144,370	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,071,722
309,479	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	308,748
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$3,825,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(b)	$3,813,661
627,731	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	628,143
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	985,654
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	700,671
		31,452,000
	ABS Other — 3.6%
6,250,000	APL Finance DAC, Series 2025-1A, Class D, 8.150%, 3/20/2036(a)	6,157,704
1,160,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	1,165,495
701,279	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	718,213
289,324	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	294,161
1,477,157	Business Jet Securities LLC, Series 2024-2A, Class C, 7.974%, 9/15/2039(a)	1,469,979
2,028,037	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,987,523
164,646	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	163,005
2,320,103	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	2,298,965
5,809,933	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	5,765,562
2,179,331	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	2,134,628
152,758	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	146,152
440,752	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	469,045
2,467,391	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	2,454,850
2,496,975	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/20/2045(a)	2,484,970
738,745	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	746,135
244,820	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	251,614
958,217	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D, 7.380%, 10/25/2044(a)	961,687
4,830,000	Horizon Aircraft Finance III Ltd., Series 2019-2, Class E, Zero Coupon, 11/15/2039(a)	869,400
415,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	417,778
2,705,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class C, 7.400%, 4/10/2032(a)	2,693,007
439,231	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	450,516
2,845,498	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,735,625
505,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	513,269
2,400,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	2,455,332
263,543	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	264,202

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$435,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	$437,696
1,630,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	1,576,614
400,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	395,883
6,385,000	QTS Issuer ABS II LLC, Series 2026-5A, Class B, 7.200%, 3/05/2056(a)	6,374,343
695,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	703,247
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	450,447
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	451,568
1,075,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.210%, 6/20/2036(a)	1,079,342
3,195,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,251,772
538,169	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	538,169
1,133,099	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class D, 6.540%, 8/22/2044(a)	1,128,065
7,770,000	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	7,365,848
3,805,000	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	3,765,095
227,645	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	234,333
1,168,243	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	596,526
1,111,537	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,072,302
415,755	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	377,359
171,607	Thunderbolt III Aircraft Lease Ltd., Series 2019-1, Class A, 3.671%, 11/15/2039(a)	170,176
7,237,791	TMCL VII Holdings Ltd., Series 2025-1H, Class B, 8.060%, 7/23/2050(a)	7,219,049
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,605,177
610,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	619,343
1,647,790	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,601,444
690,424	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	695,444
965,252	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	983,765
7,680,201	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	6,465,946
7,488,284	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,052,769
		97,280,539
	ABS Residential Mortgage — 0.3%
2,635,000	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2, 8.837%, 2/25/2055(a)(b)	2,638,917
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$3,922,667	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	$3,901,543
205,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.836%, 5/25/2030(a)(b)	205,394
		6,745,854
	ABS Student Loan — 0.1%
532,518	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	543,315
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	482,600
1,040,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	1,058,037
		2,083,952
	ABS Whole Business — 0.4%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	5,972,793
1,466,250	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,534,893
735,938	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	700,831
1,940,450	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,952,867
905,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	919,089
		11,080,473
	Aerospace & Defense — 1.3%
2,230,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	2,266,898
1,130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	1,153,443
15,485,000	Boeing Co., 5.805%, 5/01/2050	14,969,758
345,000	Boeing Co., 5.930%, 5/01/2060	331,161
2,100,000	Boeing Co., 6.528%, 5/01/2034	2,287,620
9,835,000	Boeing Co., 6.858%, 5/01/2054	10,824,154
2,360,000	Boeing Co., 7.008%, 5/01/2064	2,609,027
1,112,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	1,103,330
		35,545,391
	Agency Commercial Mortgage-Backed Securities — 0.0%
1,350,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	1,353,468
	Apartment REITs — 0.1%
1,740,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035,	1,660,459
	Automotive — 0.3%
2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	2,012,155
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,075,982
3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	3,007,076
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,141,985
		9,237,198
	Banking — 3.0%
1,715,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	1,724,757

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$2,705,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	$2,622,307
389,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	380,314
721,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	696,595
10,180,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	10,446,054
8,585,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	8,287,294
11,482,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	11,762,291
6,260,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	6,124,725
318,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	308,620
1,770,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	1,768,534
463,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	456,668
3,980,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	4,043,858
3,180,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	3,127,819
4,195,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	4,094,464
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	14,773,334
3,443,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	3,353,971
7,345,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	7,145,998
		81,117,603
	Brokerage — 0.7%
1,435,000	Citadel LP, 6.000%, 1/23/2030(a)	1,477,258
1,085,000	Citadel LP, 6.375%, 1/23/2032(a)	1,124,538
6,075,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	6,195,357
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	3,946,341
4,698,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	4,698,587
		17,442,081
	Building Materials — 1.2%
4,846,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	4,523,602
5,450,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	5,427,332
1,160,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	1,174,500
3,210,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	3,183,328
4,570,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	4,551,787
13,230,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	13,415,260
		32,275,809
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — 6.0%
$12,245,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	$7,194,664
1,220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	1,238,890
2,830,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	2,937,976
1,415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	1,476,036
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	3,774,351
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	645,095
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	246,057
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	16,976,451
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	1,997,356
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	10,357,415
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	516,230
4,883,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	2,687,379
6,790,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,758,358
3,143,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	3,136,008
8,670,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	8,850,590
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	21,999,684
18,540,000	DISH DBS Corp., 7.750%, 7/01/2026	18,450,493
25,930,000	EchoStar Corp., 10.750%, 11/30/2029	28,010,902
23,075,671	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	23,300,843
720,000	Time Warner Cable LLC, 6.550%, 5/01/2037	725,901
		161,280,679
	Chemicals — 0.6%
3,050,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	2,933,765
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	9,775,855
1,217,000	Chemours Co., 5.750%, 11/15/2028(a)	1,204,982
2,826,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	2,786,555
		16,701,157
	Construction Machinery — 0.4%
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	2,925,939
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	7,072,920
		9,998,859
	Consumer Cyclical Services — 0.3%
6,335,000	Expedia Group, Inc., 5.400%, 2/15/2035	6,284,739
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,944,406
		8,229,145
	Diversified Manufacturing — 0.1%
3,588,000	Esab Corp., 5.625%, 4/01/2031(a)	3,613,152
	Electric — 1.1%
18,103,871	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	17,173,734
9,224,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(a)	9,121,230
1,070,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	1,039,100
2,082,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	2,036,599
		29,370,663

Principal Amount (‡)	Description	Value (†)

	Environmental — 0.1%
$2,077,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	$2,037,113
	Finance Companies — 2.3%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,660,150
4,530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	4,007,918
15,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	14,607,997
7,035,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	6,990,304
3,695,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	3,783,378
785,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	757,532
2,721,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	2,666,296
2,522,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	2,415,988
3,927,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	3,681,849
1,110,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,104,323
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	900,543
5,270,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	4,863,041
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,632,014
2,923,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	2,886,447
		60,957,780
	Financial Other — 0.1%
819,021	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)(e)	32,106
667,027	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)(e)	8,338
880,490	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)(e)	7,960
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(f)	47,200
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(f)	12,600
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(f)	19,570
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(f)	32,600
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(f)	44,150
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(f)	13,050
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	277,620
4,375,535	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	112,495
948,132	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	20,081
1,155,773	China Aoyuan Group Ltd., Series IAI(b)(c)(e)	2,889
472,453	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(d)(e)	1,181
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(f)	22,500
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(f)	40,450
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(f)	14,050
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$335,000	China Evergrande Group, 9.500%, 3/29/2024(f)	$3,350
1,704,924	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	34,099
2,854,175	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	49,948
3,440,176	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	51,603
5,183,012	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	90,703
4,877,667	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	60,971
1,166,246	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	23,325
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(f)	347,244
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	138,547
75,771	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	2,463
410,329	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(d)	12,019
1,530,666	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(d)	42,093
2,923,783	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(d)(e)	7,309
2,892,633	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(d)(e)	82,816
5,049,317	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(d)(e)	156,781
6,756,041	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(d)(e)	185,791
9,500,211	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(d)(e)	238,360
3,445,181	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)(e)	267,002
		2,503,264
	Food & Beverage — 1.1%
5,520,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	5,522,539
3,593,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	3,604,246
2,555,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	2,652,253
835,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	918,374
7,774,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	7,056,803
3,691,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	3,984,667
7,340,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,824,816
		30,563,698
	Government Owned - No Guarantee — 0.0%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	484,655
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	568,528
		1,053,183
	Health Insurance — 0.5%
3,000,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	2,682,090
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,717,699
6,924,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	6,807,021
		13,206,810

Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.2%
$1,675,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	$1,729,437
2,505,000	HCA, Inc., 4.900%, 11/15/2035	2,421,859
		4,151,296
	Home Construction — 0.6%
2,065,000	DR Horton, Inc., 5.500%, 10/15/2035	2,095,408
9,610,000	Meritage Homes Corp., 5.650%, 3/15/2035	9,599,522
3,887,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	3,890,401
		15,585,331
	Independent Energy — 2.4%
6,510,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	6,585,471
6,626,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	6,713,927
53,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	54,719
3,749,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	3,283,725
9,276,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	9,453,734
6,945,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	6,667,649
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,542,705
805,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	804,549
4,042,000	Matador Resources Co., 6.250%, 4/15/2033(a)	4,045,799
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(f)	1,791
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(f)	952
2,050,000	SM Energy Co., 6.750%, 8/01/2029(a)	2,081,051
3,445,000	SM Energy Co., 7.000%, 8/01/2032(a)	3,517,669
1,835,000	SM Energy Co., 8.625%, 11/01/2030(a)	1,936,083
3,010,000	SM Energy Co., 8.750%, 7/01/2031(a)	3,146,329
236,000	Var Energi ASA, 8.000%, 11/15/2032(a)	268,419
7,303,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	7,360,036
		63,464,608
	Industrial Other — 0.4%
2,671,000	Jacobs Solutions, Inc., 5.375%, 3/03/2036	2,604,888
7,705,000	TopBuild Corp., 5.625%, 1/31/2034(a)	7,541,436
		10,146,324
	Leisure — 1.0%
6,880,000	Carnival Corp., 5.750%, 3/15/2030(a)	6,934,572
4,230,000	Carnival Corp., 6.125%, 2/15/2033(a)	4,272,406
3,409,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	3,012,107
4,060,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	4,029,196
2,012,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	1,942,707
1,507,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	1,433,632
6,635,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	6,518,538
		28,143,158
	Life Insurance — 1.3%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	26,000,400
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,582,042
		35,582,442
	Lodging — 0.9%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,255,613
Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$1,816,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	$1,774,190
1,745,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	1,574,609
2,800,000	Marriott International, Inc., 5.100%, 5/01/2038	2,661,933
2,355,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	2,232,863
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	12,144,233
3,790,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	3,740,729
		25,384,170
	Media Entertainment — 2.6%
3,090,000	AppLovin Corp., 5.125%, 12/01/2029	3,107,929
1,530,000	AppLovin Corp., 5.375%, 12/01/2031	1,545,012
8,850,000	AppLovin Corp., 5.500%, 12/01/2034	8,776,730
18,525,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	19,046,593
9,580,000	Discovery Communications LLC, 3.625%, 5/15/2030	8,906,769
1,955,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,432,663
10,453,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	9,250,905
8,150,000	Meta Platforms, Inc., 5.625%, 11/15/2055	7,639,731
1,912,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	1,981,013
1,952,000	Paramount Global, 4.200%, 5/19/2032	1,673,399
3,720,000	Paramount Global, 4.950%, 1/15/2031	3,445,885
1,741,000	Paramount Global, 7.875%, 7/30/2030	1,817,474
		68,624,103
	Metals & Mining — 1.4%
3,411,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	3,375,139
4,816,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	4,747,832
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	18,479,879
9,181,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	9,934,616
		36,537,466
	Midstream — 1.8%
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,431,171
194,000	Sunoco LP, 5.375%, 7/15/2031(a)	192,442
14,300,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	14,243,460
3,960,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	4,072,567
6,098,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	6,356,825
2,019,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	2,101,682
4,775,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	5,057,451
4,692,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	5,157,465
4,100,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,595,190
1,251,000	Western Midstream Operating LP, 5.500%, 12/15/2035	1,230,276
1,580,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	1,618,872
		47,057,401

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
$335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	$301,493
2,095,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 1 mo. USD SOFR + 2.750%, 6.423%, 11/15/2042(a)(b)	2,089,762
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.543%, 12/15/2038(a)(b)	7,240,866
650,000	BX Trust, Series 2025-DELC, Class D, 1 mo. USD SOFR + 2.600%, 6.273%, 12/15/2042(a)(b)	648,375
66,945	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	66,488
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,487,956
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,395,299
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	3,793,249
445,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.273%, 10/15/2042(a)(b)	445,556
485,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.023%, 10/15/2042(a)(b)	485,606
600,000	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 7.773%, 10/15/2042(a)(b)	600,750
1,481,065	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.573%, 2/15/2043(a)(b)	1,484,305
1,213,582	Extended Stay America Trust, Series 2026-ESH2, Class F, 1 mo. USD SOFR + 3.750%, 7.423%, 2/15/2043(a)(b)	1,213,570
919,722	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.722%, 4/10/2031(a)(b)	917,953
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.550%, 3/05/2033(a)(b)(g)	768,000
900,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	734,141
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.371%, 6/10/2047(a)(b)(g)	751,703
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.500%, 12/15/2047(a)(b)	282,367
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)(g)	901,900
2,595,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.073%, 1/15/2042(a)(b)	2,588,512
1,795,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 6.823%, 1/15/2042(a)(b)	1,785,901
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 3.892%, 8/15/2046(b)	$703,666
1,180,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	990,469
651,992	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	629,166
4,781,267	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.152%, 8/15/2046(b)	4,647,392
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.152%, 8/15/2046(b)	2,389,980
602,138	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	520,837
		40,865,262
	Oil Field Services — 0.2%
6,270,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	6,163,796
	Other REITs — 0.3%
7,250,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035,	7,192,993
	Packaging — 0.8%
20,223,000	Ball Corp., 5.500%, 9/15/2033	20,234,608
	Pharmaceuticals — 2.0%
8,690,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	7,957,520
7,960,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	8,201,299
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,914,326
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	5,352,531
25,290,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	18,746,999
5,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	5,706,535
685,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	703,043
		52,582,253
	Property & Casualty Insurance — 0.9%
3,508,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	3,527,119
3,110,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	3,136,473
6,435,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(a)	6,102,551
6,780,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	6,859,441
1,358,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	1,346,998
3,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	3,592,705
750,000	Willis North America, Inc., 5.150%, 3/15/2036	730,382
		25,295,669
	Restaurants — 0.8%
13,685,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	12,862,876
8,105,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	8,122,653
		20,985,529
	Retailers — 1.0%
3,822,000	Amazon.com, Inc., 4.875%, 3/13/2036	3,787,167
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,446,928
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,507,605

Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$7,520,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	$6,903,660
3,680,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,661,280
7,840,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	7,878,181
		27,184,821
	Sovereigns — 5.4%
20,426,000	Chile Government International Bonds, 3.100%, 1/22/2061	12,568,118
28,559,000	Chile Government International Bonds, 3.250%, 9/21/2071	17,654,603
10,294,000	Colombia Government International Bonds, 5.625%, 2/26/2044	8,117,951
6,668,000	Colombia Government International Bonds, 6.125%, 1/18/2041	5,794,759
3,028,000	Colombia Government International Bonds, 7.375%, 9/18/2037	3,013,254
4,565,000	Egypt Government International Bonds, 5.800%, 9/30/2027	4,505,740
6,925,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	6,906,649
13,185,000	Mexico Government International Bonds, 6.125%, 2/09/2038	12,848,782
11,390,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	11,424,139
8,326,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	8,315,591
10,106,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	9,974,760
13,035,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	12,041,365
3,500,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	3,181,130
7,040,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	6,354,775
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	197,293
10,895,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	11,316,963
7,475,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	7,783,867
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,310,477
		144,310,216
	Technology — 5.2%
2,570,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	2,615,738
10,821,000	Block, Inc., 3.500%, 6/01/2031	9,840,028
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,857,895
1,255,000	Broadcom, Inc., 3.419%, 4/15/2033	1,147,602
10,845,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	10,657,594
2,039,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	2,112,463
4,790,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	4,683,681
8,688,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	8,524,852
2,846,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	2,865,327
9,980,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	9,709,925
1,762,000	Leidos, Inc., 5.000%, 3/15/2036	1,703,514
13,790,000	Leidos, Inc., 5.500%, 3/15/2035	14,013,787
3,430,000	MSCI, Inc., 5.250%, 9/01/2035	3,359,878
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,710,000	NetApp, Inc., 5.500%, 3/17/2032	$2,772,796
2,170,000	NetApp, Inc., 5.700%, 3/17/2035	2,210,665
199,000	Oracle Corp., 3.950%, 3/25/2051	126,098
12,243,000	Oracle Corp., 5.200%, 9/26/2035	11,483,872
2,075,000	Oracle Corp., 5.700%, 2/04/2036	1,995,088
5,018,000	Oracle Corp., 5.950%, 9/26/2055	4,221,496
394,000	Oracle Corp., 6.000%, 8/03/2055	330,323
5,603,000	Oracle Corp., 6.700%, 2/04/2056	5,200,164
4,866,000	Oracle Corp., 6.850%, 2/04/2066	4,473,421
1,925,000	Paychex, Inc., 5.600%, 4/15/2035	1,933,317
9,562,000	Salesforce, Inc., 5.550%, 3/15/2036	9,532,256
3,212,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	3,099,451
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	656,184
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	556,512
3,650,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	3,722,942
4,165,000	Synopsys, Inc., 5.700%, 4/01/2055	3,982,085
6,550,000	TD SYNNEX Corp., 5.300%, 10/10/2035	6,345,797
		139,734,751
	Treasuries — 16.3%
236,663(h )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	39,958,788
24,081,000	Canada Government Bonds, 2.250%, 2/01/2028, (CAD)	17,134,884
58,797,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	14,604,413
113,423,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	28,394,433
5,227,835(i )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	24,136,771
216,802,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	12,032,135
613,433,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	13,561,995
1,105,877,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	24,096,133
13,715,000	U.S. Treasury Notes, 3.375%, 2/29/2028	13,606,780
41,806,000	U.S. Treasury Notes, 3.500%, 11/30/2030	41,036,835
188,340,000	U.S. Treasury Notes, 4.000%, 3/31/2030(j)	189,016,847
227,645,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	5,675,359
227,945,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	5,761,184
283,105,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,713,175
		436,729,732
	Wireless — 0.5%
13,242,000	T-Mobile USA, Inc., 5.000%, 2/15/2036	13,042,251
	Wirelines — 0.0%
803,000	AT&T, Inc., 5.125%, 4/30/2036	793,365
	Total Non-Convertible Bonds (Identified Cost $2,132,528,471)	1,974,941,045

Convertible Bonds — 2.0%
	Cable Satellite — 0.5%
3,667,509	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	13,100,709

Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — 0.2%
$1,170,000	Compass, Inc., 0.250%, 4/15/2031(a)	$979,290
1,385,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	1,261,735
1,074,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	1,010,015
1,034,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,243,385
		4,494,425
	Diversified Manufacturing — 0.1%
774,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	1,860,541
887,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	944,478
611,000	Itron, Inc., 1.375%, 7/15/2030	614,055
		3,419,074
	Electric — 0.1%
676,000	Evergy, Inc., 4.500%, 12/15/2027	911,924
1,262,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	1,455,086
918,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	1,051,110
		3,418,120
	Environmental — 0.0%
726,000	Tetra Tech, Inc., 2.250%, 8/15/2028	758,960
	Financial Other — 0.2%
103,296	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028(e)	1,952
3,938,555	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029(e)	170,579
1,187,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	1,042,779
1,013,791	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	2,534
1,267,298	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	1,267
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	1,014
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	406
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	760
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	253
4,781,437	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	478
6,281,722	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	122,494
8,471,975	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	1,336,285
6,260,374	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	1,584,501
1,832,335	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	10,756
359,850	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	1,400
		4,277,458
	Food & Beverage — 0.0%
801,000	Post Holdings, Inc., 2.500%, 8/15/2027	867,083
	Industrial Other — 0.1%
676,000	Fluor Corp., 1.125%, 8/15/2029	832,494
450,000	Granite Construction, Inc., 3.750%, 5/15/2028	1,180,125
		2,012,619
	Leisure — 0.0%
984,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	1,021,173
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 0.1%
$695,000	B2Gold Corp., 2.750%, 2/01/2030(a)	$1,121,383
	Midstream — 0.0%
718,000	UGI Corp., 5.000%, 6/01/2028	1,006,277
	Pharmaceuticals — 0.1%
995,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	1,029,427
770,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	759,605
683,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	826,088
595,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	590,538
		3,205,658
	Retailers — 0.1%
1,104,000	Burlington Stores, Inc., 1.250%, 12/15/2027	1,821,600
353,000	Freshpet, Inc., 3.000%, 4/01/2028	405,385
		2,226,985
	Technology — 0.5%
399,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	452,368
1,000,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	1,026,800
795,000	Guidewire Software, Inc., 1.250%, 11/01/2029	791,522
325,000	InterDigital, Inc., 3.500%, 6/01/2027	1,268,312
442,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	1,701,491
625,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	609,687
481,000	MKS, Inc., 1.250%, 6/01/2030	794,612
1,101,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	1,694,365
967,000	Nutanix, Inc., 0.500%, 12/15/2029	871,755
1,454,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	1,251,167
369,000	Seagate HDD Cayman, 3.500%, 6/01/2028	1,751,717
1,133,000	Snowflake, Inc., Zero Coupon, 10/01/2029	1,386,339
208,000	Wolfspeed, Inc., 2.500%, 6/15/2031	296,660
		13,896,795
	Total Convertible Bonds (Identified Cost $65,858,490)	54,826,719

Municipals — 0.8%
	Virginia — 0.8%
28,335,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $28,332,744)	21,545,707
	Total Bonds and Notes (Identified Cost $2,226,719,705)	2,051,313,471

Equity-Linked Notes — 5.2%
3,915,700	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	3,971,077
2,679,419	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	2,725,577
4,047,366	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	4,176,256
2,751,394	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	2,846,768
3,951,258	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	3,813,310
2,713,342	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	2,473,351

Principal Amount (‡)	Description	Value (†)

$2,673,784	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	$2,567,541
4,043,284	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	4,005,069
4,096,283	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	3,732,023
4,148,277	Barclays Bank PLC, (Dollar General Corp.), 16.150%, 3/11/2027(a)	3,569,261
3,983,244	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	2,917,888
2,717,385	Barclays Bank PLC, (Microsoft Corp.), 18.340%, 5/28/2026(a)	2,174,225
3,042,842	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	3,168,918
4,137,952	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	3,960,702
4,112,755	Barclays Bank PLC, (Estee Lauder Companies, Inc.), 22.940%, 9/10/2026(a)	3,123,024
3,239,207	Barclays Bank PLC, (Reddit, Inc.), 36.380%, 7/23/2026(a)	2,193,445
2,664,777	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	2,682,870
4,001,938	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	3,521,943
2,655,494	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	2,750,826
2,700,539	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	2,445,260
4,038,223	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	4,033,510
2,701,825	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	2,730,937
4,030,349	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	3,614,527
4,440,048	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	4,033,582
2,732,546	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	2,864,891
4,120,654	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	3,637,519
4,092,974	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	3,930,980
2,730,680	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 17.870%, 10/15/2026(a)	2,673,123
2,595,107	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	2,319,646
2,709,610	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	2,345,257
2,751,324	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	2,457,826
2,192,449	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	2,172,711
2,198,821	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	1,653,704
4,120,423	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	3,956,932
4,121,659	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	4,282,711
4,014,789	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	3,289,276
4,090,127	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	4,176,229
2,688,951	JPMorgan Chase Bank NA, (Visa Inc.), 13.440%, 10/01/2026(a)	2,688,951
Principal Amount (‡)	Description	Value (†)

$4,040,890	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	$3,416,166
3,877,046	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	4,016,007
2,686,658	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	2,577,528
3,976,892	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	4,122,863
2,190,172	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	2,011,931
4,068,885	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	3,546,317
	Total Equity-Linked Notes (Identified Cost $149,487,342)	139,372,458

Shares
Common Stocks— 5.1%
	Aerospace & Defense — 0.2%
8,795	General Electric Co.	2,495,757
6,604	Howmet Aerospace, Inc.	1,521,958
		4,017,715
	Air Freight & Logistics — 0.1%
12,871	United Parcel Service, Inc., Class B	1,266,249
	Banks — 0.3%
21,389	Citigroup, Inc.	2,425,727
14,087	PNC Financial Services Group, Inc.	2,931,364
54,133	U.S. Bancorp	2,815,457
		8,172,548
	Biotechnology — 0.4%
11,804	AbbVie, Inc.	2,567,252
110,189	BioMarin Pharmaceutical, Inc.(g)	6,224,576
21,056	Gilead Sciences, Inc.	2,934,575
		11,726,403
	Capital Markets — 0.3%
6,386	CME Group, Inc.	1,886,105
6,497	Moody's Corp.	2,834,316
26,008	Morgan Stanley	4,280,137
		9,000,558
	Chemicals — 0.1%
43,923	Corteva, Inc.	3,676,794
	Consumer Staples Distribution & Retail — 0.1%
3,158	Costco Wholesale Corp.	3,146,726
	Containers & Packaging — 0.0%
5,896	Packaging Corp. of America	1,251,249
	Diversified Telecommunication Services — 0.1%
114,156	Comcast Corp., Class A	3,277,419
	Electric Utilities — 0.2%
26,829	Duke Energy Corp.	3,512,989
12,985	NRG Energy, Inc.	1,897,628
		5,410,617
	Electrical Equipment — 0.1%
18,295	Emerson Electric Co.	2,397,011

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.1%
19,695	Amphenol Corp., Class A	$2,488,463
	Financial Services — 0.1%
7,500	Mastercard, Inc., Class A	3,747,450
	Health Care Providers & Services — 0.1%
3,814	Cencora, Inc.	1,198,130
2,069	Elevance Health, Inc.	605,700
3,474	UnitedHealth Group, Inc.	940,029
		2,743,859
	Hotels, Restaurants & Leisure — 0.3%
683	Booking Holdings, Inc.	2,875,648
14,216	Royal Caribbean Cruises Ltd.	3,911,959
		6,787,607
	Household Durables — 0.1%
11,986	Garmin Ltd.	2,780,872
	Household Products — 0.3%
25,284	Colgate-Palmolive Co.	2,154,955
25,471	Kimberly-Clark Corp.	2,457,188
17,575	Procter & Gamble Co.	2,538,533
		7,150,676
	Interactive Media & Services — 0.2%
16,652	Alphabet, Inc., Class A	4,788,449
	Media — 0.1%
1,317,588	Optimum Communications, Inc., Class A(g)	1,712,864
	Metals & Mining — 0.1%
82,534	Kinross Gold Corp.	2,518,938
	Oil, Gas & Consumable Fuels — 0.2%
26,406	Exxon Mobil Corp.	4,480,042
27,932	Williams Cos., Inc.	2,032,891
		6,512,933
	Pharmaceuticals — 0.3%
73,341	Bristol-Myers Squibb Co.	4,448,132
32,815	Merck & Co., Inc.	3,947,316
		8,395,448
	Real Estate Management & Development — 0.0%
288,943	China Aoyuan Group Ltd.(g)	2,206
1,256,662	Kaisa Group Holdings Ltd.(g)	14,264
723,818	Sunac China Holdings Ltd.(g)	98,327
1,035,825	Times China Holdings Ltd.(g)	9,794
3,205,816	Yuzhou Group Holdings Co. Ltd.(g)	65,006
		189,597
	Retail REITs — 0.1%
17,413	Simon Property Group, Inc.	3,248,047
	Semiconductors & Semiconductor Equipment — 0.5%
1,894	ASML Holding NV	2,501,652
13,508	Broadcom, Inc.	4,180,861
11,661	Lam Research Corp.	2,491,489
7,653	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,586,332
28,457	Wolfspeed, Inc.(g)	464,418
		12,224,752
	Software — 0.3%
11,195	Microsoft Corp.	4,144,053
Shares	Description	Value (†)
	Software — continued
13,457	Salesforce, Inc.	$2,512,019
15,158	SAP SE, ADR	2,595,201
		9,251,273
	Specialty Retail — 0.2%
27,381	TJX Cos., Inc.	4,372,746
	Technology Hardware, Storage & Peripherals — 0.2%
16,417	Apple, Inc.	4,166,470
	Total Common Stocks (Identified Cost $169,403,576)	136,423,733

Principal Amount (‡)
Senior Loans — 4.7%
	Aerospace & Defense — 0.1%
$2,090,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(b)(k)	2,090,397
	Automotive — 0.0%
930,734	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(d)(f)(k)	1,210
1,304,134	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 10.782%, 3/30/2027(f)(k)	1,695
896,815	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(b)(d)(k)	206,268
2,562,886	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(b)(d)(k)	1,717
		210,890
	Brokerage — 0.4%
9,323,321	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 6.668%, 4/07/2028(b)(k)	9,308,124
	Diversified Manufacturing — 0.0%
1,272,240	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.641%, 6/13/2031(b)(k)	1,265,090
	Electric — 0.5%
12,735,661	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(b)(k)	12,750,562
	Gaming — 0.3%
3,082,695	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(b)(k)	3,044,161
5,066,713	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(b)(k)	5,003,379
		8,047,540
	Healthcare — 0.7%
15,137,664	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(b)(k)	15,156,586
153,753	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	154,022
255,101	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 5.788%, 10/23/2031(b)(k)	255,547
3,155,350	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.168%, 10/23/2031(b)(k)	3,160,872
		18,727,027

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — 0.3%
$7,325,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(m)	$7,279,219
	Property & Casualty Insurance — 1.1%
13,316,428	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.168%, 12/29/2031(b)(k)	13,104,830
13,771,421	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(b)(k)	13,435,811
285,293	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(b)(k)	280,064
936,150	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.668%, 9/15/2031(b)(k)	933,810
1,734,409	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 5/06/2031(b)(k)	1,707,855
		29,462,370
	Retailers — 0.0%
252,167	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(m)	250,212
	Technology — 1.3%
1,084,523	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(b)	1,035,860
13,366,333	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.661%, 2/04/2033(b)(k)	12,627,443
9,005,000	Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD SOFR + 3.000%, 6.675%, 9/13/2032(b)(k)	9,007,251
5,132,320	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 6.918%, 3/22/2032(b)(k)	4,779,473
8,732,271	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 1/31/2030(b)(k)	8,532,651
		35,982,678
	Total Senior Loans (Identified Cost $131,171,852)	125,374,109

Principal Amount/ Shares (‡)
Private Credit — 0.8%
	ABS Other — 0.1%
$3,300,000	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(e)(n)	3,184,602
	Banking — 0.5%
7,000,000	AP Bosphorus Holdings Ltd., 6.274%, 12/15/2037(n)	6,905,905
6,645,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(e)(n)	6,509,600
		13,415,505
	Building Materials — 0.2%
532	QXO, Inc., 4.750%(e)(g)(n)(o)(p)	6,028,783
	Total Private Credit (Identified Cost $22,265,000)	22,628,890

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — 0.7%
$6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.029%, 10/20/2031(a)(b)	$6,731,514
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.422%, 1/15/2038(a)(b)	3,070,370
2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.468%, 4/20/2037(a)(b)	2,886,425
4,390,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.019%, 4/22/2034(a)(b)	4,262,611
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 6.971%, 7/23/2037(a)(b)	946,476
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 7.679%, 10/20/2034(a)(b)	1,515,690
	Total Collateralized Loan Obligations (Identified Cost $19,630,000)	19,413,086

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.1%
	Brokerage — 0.0%
5,450	Apollo Global Management, Inc., 6.750%	318,607
	Chemicals — 0.0%
5,850	Albemarle Corp., 7.250%	420,322
	Electric — 0.1%
31,940	PG&E Corp., Series A, 6.000%	1,373,101
	Technology — 0.0%
8,850	Oracle Corp., Series D, 6.500%	398,339
	Total Convertible Preferred Stocks (Identified Cost $2,628,727)	2,510,369

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.2%
208,246	Hovnanian Enterprises, Inc., 7.625%	4,269,043

Shares	Description	Value (†)

	Office REITs — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%, (n)	$1,419,290
	Total Non-Convertible Preferred Stocks (Identified Cost $2,784,734)	5,688,333
	Total Preferred Stocks (Identified Cost $5,413,461)	8,198,702

Other Investments — 0.0%
	Professional Services — 0.0%
17,706,962	CFLD Cayman Trust Units(g)(n) (Identified Cost $85,398)	89,979
	Total Purchased Options — 0.0% (Identified Cost $30,204) (see details below)	23,830

Principal Amount (‡)
Short-Term Investments — 6.0%
$36,892,740	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $36,894,943 on 4/01/2026 collateralized by $37,488,600 U.S. Treasury Note, 4.125% due 9/30/2027 valued at $37,630,698 including accrued interest(q)	36,892,740
33,953,000	U.S. Treasury Bills, 3.580%–3.582%, 10/01/2026(r)(s)	33,333,386
67,940,000	U.S. Treasury Bills, 3.598%, 9/24/2026(s)	66,752,759
23,531,000	U.S. Treasury Bills, 3.613%–3.625%, 9/17/2026(r)(s)	23,134,066
	Total Short-Term Investments (Identified Cost $160,103,826)	160,112,951
	Total Investments — 99.3% (Identified Cost $2,884,310,364)	2,662,951,209
	Other assets less liabilities — 0.7%	17,539,128
	Net Assets — 100.0%	$2,680,490,337

Purchased Options — 0.0%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.0%
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	103	3,050,000	$329,948,048	$30,204	$23,830

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	108.25	(3,050,000)	$(329,948,048)	$(644,831)	$(1,596,486)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to
$1,045,235,723 or 39.0% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Add Hero Holdings Ltd.	9/01/2021-4/03/2024	$378,350	$32,106	Less than 0.1%
Add Hero Holdings Ltd.	9/01/2021-4/03/2024	301,709	8,338	Less than 0.1%
Add Hero Holdings Ltd.	9/01/2021-4/03/2024	378,673	7,960	Less than 0.1%
Bosphorous Financial Services Ltd.	1/20/2026	6,645,000	6,509,600	0.2%
China Aoyuan Group Ltd.	9/01/2021-4/12/2024	15,610	2,889	Less than 0.1%
China Aoyuan Group Ltd.	9/01/2021-9/19/2024	4,622	1,952	Less than 0.1%
China Aoyuan Group Ltd.	9/01/2021-9/30/2024	114,116	1,181	Less than 0.1%
Chol Aviation Capital Ltd.	2/10/2026	3,300,000	3,184,602	0.1%
CIFI Holdings Group Co. Ltd.	8/26/2021-12/29/2025	4,051,864	170,579	Less than 0.1%
QXO, Inc.	1/12/2026	5,320,000	6,028,783	0.2%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-12/31/2025	7,234,191	267,002	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	7,000,491	238,360	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	6,166,553	185,791	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	645,956	156,781	Less than 0.1%

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/09/2026	$2,843,409	$82,816	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	1,252,737	7,309	Less than 0.1%

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(m)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Level 3 security. Value has been determined using significant unobservable inputs.
(o)	Private credit preferred stock with no specified maturity date.
(p)	Investment has been committed to but has not been fully funded by the Fund.
(q)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(r)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(s)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Swap Agreements
The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the "protection buyer" and "protection seller") to exchange the credit risk of an issuer ("reference obligation") for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments ("fees") over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as "variation margin," are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund's counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.
At March 31, 2026, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S46	(5.00%)	6/20/2031	81,000,000	$(3,187,089)	$(4,025,997)	$(838,908)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/17/2026	EUR	S	8,149,000	$9,484,662	$9,451,754	$32,908
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	22,025	$2,416,707,362	$2,382,657,628	$(34,049,734)

At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	639	$133,517,441	$132,557,554	$959,887
CBOT U.S. Long Bond Futures	6/18/2026	358	42,108,610	40,767,250	1,341,360
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	881	105,380,311	102,691,563	2,688,748
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	4,408	511,594,195	500,376,875	11,217,320
Total					$16,207,315
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$2,051,313,471	$ —	$2,051,313,471
Equity-Linked Notes	—	139,372,458	—	139,372,458
Common Stocks
Real Estate Management & Development	79,270	110,327	—	189,597
All Other Common Stocks(a)	136,234,136	—	—	136,234,136
Total Common Stocks	136,313,406	110,327	—	136,423,733
Senior Loans(a)	—	125,374,109	—	125,374,109
Private Credit
ABS Other	—	—	3,184,602	3,184,602
Banking	—	—	13,415,505	13,415,505
Building Materials	—	—	6,028,783	6,028,783
Total Private Credit	—	—	22,628,890	22,628,890
Collateralized Loan Obligations	—	19,413,086	—	19,413,086
Preferred Stocks
Convertible Preferred Stocks(a)	2,510,369	—	—	2,510,369

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
Home Construction	$4,269,043	$ —	$ —	$4,269,043
Office REITs	—	—	1,419,290	1,419,290
Total Non-Convertible Preferred Stocks	4,269,043	—	1,419,290	5,688,333
Total Preferred Stocks	6,779,412	—	1,419,290	8,198,702
Other Investments
Professional Services	—	—	89,979	89,979
Short-Term Investments	—	160,112,951	—	160,112,951
Purchased Options(a)	23,830	—	—	23,830
Total Investments	143,116,648	2,495,696,402	24,138,159	2,662,951,209
Forward Foreign Currency Contracts (unrealized appreciation)	—	32,908	—	32,908
Futures Contracts (unrealized appreciation)	16,207,315	—	—	16,207,315
Total	$159,323,963	$2,495,729,310	$24,138,159	$2,679,191,432

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,596,486)	$ —	$ —	$(1,596,486)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(838,908)	—	(838,908)
Futures Contracts (unrealized depreciation)	(34,049,734)	—	—	(34,049,734)
Total	$(35,646,220)	$(838,908)	$ —	$(36,485,128)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or March 31, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Private Credit
ABS Other	$ —	$ —	$ —	$(115,398)	$3,300,000	$ —	$ —	$ —	$3,184,602	$(115,398)
Banking	—	—	—	(229,495)	13,645,000	—	—	—	13,415,505	(229,495)
Building Materials	—	—	—	708,783	5,320,000	—	—	—	6,028,783	708,783
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	1,424,328	—	—	(5,038)	—	—	—	—	1,419,290	(5,038)
Other Investments
Professional Services	88,842	—	—	1,137	—	—	—	—	89,979	1,137
Total	$1,513,170	$ —	$ —	$359,989	$22,265,000	$ —	$ —	$ —	$24,138,159	$359,989